Transactions with Related Parties, Summary (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Transactions with Related Parties [Abstract]
Management fees	$ 4,461,650	$ 2,524,500
Interest expenses	0	150,833
Administration fees	600,000	600,000
Sale & purchase commission	3,641,900		$ 3,406,400
Assets [Abstract]
Due from related party - non-current	0		810,437
Liabilities [Abstract]
Voyage commissions, management fees and other expenses due to Castor Ships	1,214,548		4,507,569
Pavimar [Member]
Transactions with Related Parties [Abstract]
Management fees	3,149,400	1,782,000
Assets [Abstract]
Due from related party - non-current	0		810,437
Liabilities [Abstract]
Due to related party - current	671,704		3,909,885
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses	0	150,833
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expenses		150,833
Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees	1,312,250	742,500
Sale & purchase commission	235,500	2,426,800
Liabilities [Abstract]
Voyage commissions, management fees and other expenses due to Castor Ships	542,844		$ 597,684
Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	1,557,300	364,540
Castor Ships [Member] | General and Administrative Expenses [Member]
Transactions with Related Parties [Abstract]
Administration fees	$ 600,000	$ 600,000